Variable Interest Entity (Details) - Schedule of Carrying Amount of Assets and Liabilities - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Carrying Amount of Assets and Liabilities [Line Items]
Cash	$ 1,046	$ 8,889
Prepaid expense	1,800	1,800
Property and equipment, net	4,180,504	4,224,930
Total assets	4,183,350	4,235,619
Current portion of long-term debt	82,374	80,638
Long-term debt, net of current portion	2,730,266	2,771,959
Accrued expenses	398
Intercompany payable to Visiontech	1,367,078	1,411,025
Total liabilities	$ 4,180,116	$ 4,263,622